Share-based compensation - Summary of Obligation Under Deferred Share and Other Plans (Detail) shares in Thousands, $ in Millions	Oct. 31, 2022 CAD ($) shares	Oct. 31, 2021 CAD ($) shares
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units | shares	25,142	25,440
Carrying amount | $	$ 3,160	$ 3,272
Deferred share unit plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units | shares	5,429	5,001
Carrying amount | $	$ 684	$ 644
Capital Markets compensation plan unit awards [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units | shares	9,398	9,925
Carrying amount | $	$ 1,182	$ 1,280
Performance deferred share award plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units | shares	6,006	6,216
Carrying amount | $	$ 757	$ 801
Deferred compensation plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units | shares	2,537	2,574
Carrying amount | $	$ 319	$ 331
Other share-based plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units | shares	1,772	1,724
Carrying amount | $	$ 218	$ 216